SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of operating segments [abstract]
Number of operating business groups	6		6
Number of reportable segments	7		7
Disclosure of operating segments [line items]
Revenue	$ 18,083	$ 23,050	$ 36,027	$ 45,957
Realized disposition (losses) gains in fair value changes or equity	(177)	1,153	5	1,179
Other income and gains	30	244	618	484
Equity	161,645	167,564	161,645	167,564		$ 165,383
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	42,493	41,232	42,493	41,232	$ 42,493	41,874
Asset management
Disclosure of operating segments [line items]
Revenue	2,429	2,633	4,413	5,170
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					17,085	17,338
Private Equity and Other
Disclosure of operating segments [line items]
Revenue	6,964	12,128	13,941	24,295
Other income and gains	8	104	206	225
Private Equity and Other | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					2,023	1,879
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	1,853	1,549	3,699	3,084
Other income and gains		29	5	29
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					4,204	4,485
Infrastructure
Disclosure of operating segments [line items]
Revenue	5,737	5,246	11,362	10,525
Other income and gains	38	111	416	231
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					2,093	2,202
Real Estate
Disclosure of operating segments [line items]
Revenue	1,007	1,393	2,471	2,721
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					24,501	23,085
Corporate Activities
Disclosure of operating segments [line items]
Revenue	93	101	141	162
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					(19,048)	(17,987)
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					$ 11,635	$ 10,872
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,378	996	2,760	2,447
Intersegment interest income and other revenues	63	33	44	68
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,305	1,003	2,693	2,472
Elimination of intersegment amounts | Private Equity and Other
Disclosure of operating segments [line items]
Revenue	10	24	23	38
Revenue from construction contracts	10	26	23	43
Elimination of intersegment amounts | Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	0	0	3	0
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	1	(1)	1	1
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	22	10	40	19
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	40	(40)	0	(83)
Operating segments
Disclosure of operating segments [line items]
Revenue	19,461	24,046	38,787	48,404
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	3,734	3,636	7,106	7,642
Operating segments | Private Equity and Other
Disclosure of operating segments [line items]
Revenue	6,974	12,152	13,964	24,333
Operating segments | Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	1,853	1,549	3,702	3,084
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	5,738	5,245	11,363	10,526
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	1,029	1,403	2,511	2,740
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	$ 133	$ 61	$ 141	$ 79